SCHEDULE OF WARRANTS VALUATION ASSUMPTIONS (Details)	Jun. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares	May 23, 2022 $ / shares	Jan. 24, 2022 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	$ 6.00	$ 6.00	$ 6.00	$ 6.00
Share price	$ 4.42	$ 4.66	$ 14.94	$ 3.64
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term from grant date (in years)			5 years	5 years
Measurement Input, Expected Term [Member] | Initial Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term from grant date (in years)	3 years 7 months 6 days	4 years 1 month 6 days
Measurement Input, Expected Term [Member] | Second Warrent [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term from grant date (in years)	4 years	4 years 6 months
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants valuation assumptions	85.24	96.03	95.90	96.32
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants valuation assumptions	4.13	3.99	2.88	1.53
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants valuation assumptions